UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP,LLC

Address:   1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  (203) 698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      239,537
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              O'Malley, Jr., Thomas D.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGNICO EAGLE MINES LTD       COM            008474108     2828    50800 SH  CALL SOLE       1              0      0    0
ALLSTATE CORP                COM            020002101     7411   229381 SH       SOLE       1         229381      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102      624    12500 SH       SOLE       1          12500      0    0
AMERICAN TOWER CORP          CL A           029912201      942    22100 SH       SOLE       1          22100      0    0
ANADARKO PETE CORP           COM            032511107      947    13000 SH       SOLE       1          13000      0    0
ANNALY CAP MGMT INC          COM            035710409    13074   761027 SH       SOLE       1         761027      0    0
ATLAS PIPELINE PARTNERS LP   UNIT L P INT   049392103     1091    78341 SH       SOLE       1          78341      0    0
BANK OF AMERICA CORPORATION  COM            060505104     9787   548271 SH       SOLE       1         548271      0    0
BRUKER CORP                  COM            116794108    11889   811511 SH       SOLE       1         811511      0    0
CHEVRON CORP NEW             COM            166764100     1903    25100 SH       SOLE       1          25100      0    0
COCA COLA CO                 COM            191216100     1562    28400 SH       SOLE       1          28400      0    0
COVIDIEN PLC                 SHS            G2554F105     6387   127035 SH       SOLE       1         127035      0    0
CREDIT SUISSE GROUP          SPONSORED ADR  225401108     1048    20400 SH       SOLE       1          20400      0    0
CROWN CASTLE INTL CORP       COM            228227104      898    23500 SH       SOLE       1          23500      0    0
CVS CAREMARK CORPORATION     COM            126650100     5451   149109 SH       SOLE       1         149109      0    0
DANA HOLDING CORP            COM            235825205     3741   314903 SH       SOLE       1         314903      0    0
DIONEX CORP                  COM            254546104     2206    29505 SH       SOLE       1          29505      0    0
EXXON MOBIL CORP             COM            30231G102     1212    18100 SH       SOLE       1          18100      0    0
GREAT BASIN GOLD LTD         COM            390124105     5883  3400815 SH       SOLE       1        3400815      0    0
HALLIBURTON CO               COM            406216101      934    31000 SH       SOLE       1          31000      0    0
JPMORGAN CHASE & CO          COM            46625H100     1660    37100 SH       SOLE       1          37100      0    0
JOHNSON & JOHNSON            COM            478160104     1252    19200 SH       SOLE       1          19200      0    0
LIFE TECHNOLOGIES CORP       COM            53217V109    11376   217646 SH       SOLE       1         217646      0    0
LILLY ELI & CO               COM            532457108      634    17500 SH       SOLE       1          17500      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100     2056    46301 SH       SOLE       1          46301      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100    17999   405300 SH  CALL SOLE       1              0      0    0
MASSEY ENERGY CORP           COM            576206106      784    15000 SH       SOLE       1          15000      0    0
MEAD JOHNSON NUTRITION CO    COM            582839106     9904   190348 SH       SOLE       1         190348      0    0
MICROSOFT CORP               COM            594918104      925    31600 SH       SOLE       1          31600      0    0
MONSANTO CO NEW              COM            61166W101     1286    18000 SH       SOLE       1          18000      0    0
MYRIAD GENETICS INC          COM            62855J104     2002    83249 SH       SOLE       1          83249      0    0
NEWMONT MINING CORP          COM            651639106     8199   160993 SH       SOLE       1         160993      0    0
NOVATEL WIRELESS INC         COM NEW        66987M604     4053   602203 SH       SOLE       1         602203      0    0
PETROHAWK ENERGY CORP        COM            716495106      864    42600 SH       SOLE       1          42600      0    0
PFIZER INC                   COM            717081103     1146    66800 SH       SOLE       1          66800      0    0
QUALCOMM INC                 COM            747525103      663    15800 SH       SOLE       1          15800      0    0
RESEARCH IN MOTION LTD       COM            760975102     5698    77037 SH       SOLE       1          77037      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    16746   153700 SH  CALL SOLE       1              0      0    0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103    30420   260000 SH  PUT  SOLE       1         260000      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102      710    13800 SH       SOLE       1          13800      0    0
TRANSATLANTIC PETROLEUM LTD  SHS            G89982105      368   105800 SH       SOLE       1         105800      0    0
TRANSOCEAN LTD               REG SHS        H8817H100      950    11000 SH       SOLE       1          11000      0    0
TYCO INTERNATIONAL LTD       SHS            H89128104     8710   227715 SH       SOLE       1         227715      0    0
UNITED STATES NATL GAS FUND  UNIT           912318102     2117   306400 SH  CALL SOLE       1              0      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104     5185   167162 SH       SOLE       1         167162      0    0
WATERS CORP                  COM            941848103    10305   152571 SH       SOLE       1         152571      0    0
YAMANA GOLD INC              COM            98462Y100    13707  1391546 SH       SOLE       1        1391546      0    0